FINANCIAL ASSETS - Disclosure of Financial Assets (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Current
Marketable securities	$ 1,285	$ 995
Restricted cash	436	833
Derivative contracts	149	167
Loans and notes receivable	244	195
Other financial assets	167	385
Total current	2,281	2,575
Non-current
Marketable securities	3,875	3,535
Restricted cash	279	272
Derivative contracts	87	110
Loans and notes receivable	745	1,002
Other financial assets	1,496	1,302
Total non-current	$ 6,482	$ 6,221